Long-term debt	12 Months Ended
Aug. 31, 2021
Long-term debt
Long-term debt

16. Long-term debt

	2021	2020
	$	$
The government assistance loan is non-interest bearing until December 31, 2022 at which time the loan bears interest at 5% per annum. The loan must be repaid by December 31, 2025.	36,972	—

Term loan bearing interest at a rate of 5.80% per annum payable in monthly installments of $848 until April 2024.	27,143	—

The government assistance loan is non-interest bearing until December 31, 2022 at which time the loan bears interest at 5% per annum. The loan was fully repaid during the period ended August 31, 2021.	—	26,859

Loan from Canada Economic Development for Quebec Regions, non-interest bearing, repayable in monthly instalments of $1,667 starting July 2018. The loan was fully repaid during the period ended August 31, 2021.	—	52,385

Term loan, bearing interest at 6.24%, repayable in monthly instalments of $630, including principal and interest. The loan was fully repaid during the period ended August 31, 2021.	—	82,493

Term loan, bearing interest at prime plus 3.46%, repayable in monthly principal payments of $4,165. The loan was fully repaid during the period ended August 31, 2021.	—	250,000
	64,115	411,737
Current portion of long-term debt	10,179	57,249
	53,936	354,488